Cover	Aug. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2025
Entity File Number	001-41218
Entity Registrant Name	ZAPATA QUANTUM, INC.
Entity Central Index Key	0001843714
Entity Tax Identification Number	98-1578373
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6 Liberty Square
Entity Address, Address Line Two	#2488
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	(857)
Local Phone Number	367-9002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false